GENERAL (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) segment $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares
GENERAL
Number of segments | segment	2
Accumulated deficit	$ (232,275)		$ (224,186)
Loss	(8,089)	$ (8,777)
Cash flow from operating activities	$ (5,985)	$ (2,532)
Ordinary shares
GENERAL
Par value per share | $ / shares	$ 0.00001		$ 0.00001